Cover	Mar. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2026
Entity Registrant Name	RIGEL PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-29889
Entity Tax Identification Number	94-3248524
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	624-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RIGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001034842
Amendment Flag	false